Transactions With Related Parties (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Indirect Ownership Interest Percentage	1.00%
Amount Incurred For leased office space	$ 1.3	$ 2.2	$ 2.7